Total Borrowings Outstanding (Parenthetical) (Detail)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Dollar Tranche A Term Loan, Due September 2020
Debt Instrument [Line Items]
Debt instrument, term	Sep. 30, 2020	Sep. 30, 2020
Dollar Tranche B Term Loans, Due September 2020
Debt Instrument [Line Items]
Debt instrument, term	Sep. 30, 2020	Sep. 30, 2020
Dollar Tranche C Term Loans, Due September 2020
Debt Instrument [Line Items]
Debt instrument, term	Sep. 30, 2020	Sep. 30, 2020
Sterling Term Loan, Due September 2020
Debt Instrument [Line Items]
Debt instrument, term	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2020
Euro Term Loan, Due September 2020
Debt Instrument [Line Items]
Debt instrument, term	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2020
Bonds Payable, Due August 2021
Debt Instrument [Line Items]
Debt instrument, term	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2021
Scenario, Previously Reported | Dollar Tranche A Term Loan, Due September 2020
Debt Instrument [Line Items]
Debt instrument, term		Aug. 31, 2020	Aug. 31, 2020
Scenario, Previously Reported | Dollar Tranche B Term Loans, Due September 2020
Debt Instrument [Line Items]
Debt instrument, term		Aug. 31, 2020	Aug. 31, 2020
Scenario, Previously Reported | Dollar Tranche C Term Loans, Due September 2020
Debt Instrument [Line Items]
Debt instrument, term		Aug. 31, 2020